Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) (Feb 2021 Note) - USD ($)	Common Stock	Additional Paid-In Capital	Warrants	Other Comprehensive Income / Loss	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Aug. 31, 2018	121,575,388
Beginning balance, value at Aug. 31, 2018	$ 12,158	$ 9,840,420	$ 89,722		$ (7,296,777)	$ 2,645,523
Issuance of shares of common stock for services, shares	2,645,610
Issuance of shares of common stock for services, value	$ 264	1,018,445				1,018,709
Issuance of warrants			(89,722)
Ending balance, shares at Aug. 31, 2019	134,498,775
Ending balance, value at Aug. 31, 2019	$ 13,450	15,300,250	2,784,387	$ 2,810,013	(6,163,807)	14,744,292
Treasury stock, shares	(30,000)
Treasury stock, value		(30,000)				(30,000)
Issuance of shares of common stock for services, shares	566,666
Issuance of shares of common stock for services, value	$ 54	102,066				102,120
Other comprehensive income (loss)				(5,654,859)		(5,654,859)
Net loss					(6,010,061)	(6,010,061)
Ending balance, shares at Feb. 29, 2020	135,035,441
Ending balance, value at Feb. 29, 2020	$ 13,504	15,372,316	2,784,387	(2,844,846)	(12,173,868)	3,151,492
Beginning balance, shares at Aug. 31, 2019	134,498,775
Beginning balance, value at Aug. 31, 2019	$ 13,450	15,300,250	2,784,387	2,810,013	(6,163,807)	14,744,292
Issuance of shares of common stock for services, shares	581,666
Issuance of shares of common stock for services, value	$ 58	72,062				72,120
Ending balance, shares at Aug. 31, 2020	135,080,441
Ending balance, value at Aug. 31, 2020	$ 13,508	15,372,311	2,784,387	(2,774,411)	(13,631,271)	1,764,524
Beginning balance, value at Nov. 30, 2019			2,784,387	(700,800)
Issuance of shares of common stock for services, shares	536,666
Issuance of shares of common stock for services, value	$ 54	102,066				102,120
Other comprehensive income (loss)				(2,144,046)		(2,144,046)
Net loss					(867,866)	(867,866)
Ending balance, shares at Feb. 29, 2020	135,035,441
Ending balance, value at Feb. 29, 2020	$ 13,504	15,372,316	2,784,387	(2,844,846)	(12,173,868)	3,151,492
Beginning balance, shares at Aug. 31, 2020	135,080,441
Beginning balance, value at Aug. 31, 2020	$ 13,508	15,372,311	2,784,387	(2,774,411)	(13,631,271)	1,764,524
Issuance of shares of common stock for services, shares	157,143
Issuance of shares of common stock for services, value	$ 16	32,984				33,000
Issuance of warrants			439,330			439,330
Other comprehensive income (loss)				2,735,220		2,735,220
Net loss					(1,189,522)	(1,189,522)
Ending balance, shares at Feb. 28, 2021	135,237,584
Ending balance, value at Feb. 28, 2021	$ 13,524	15,405,295	3,223,717	(39,191)	(14,820,793)	3,782,552
Beginning balance, value at Nov. 30, 2020			2,784,387	(2,661,324)
Issuance of warrants			439,330			439,330
Other comprehensive income (loss)				2,622,133		2,622,133
Net loss					(534,755)	(534,755)
Ending balance, shares at Feb. 28, 2021	135,237,584
Ending balance, value at Feb. 28, 2021	$ 13,524	$ 15,405,295	$ 3,223,717	$ (39,191)	$ (14,820,793)	$ 3,782,552